Fair Value Hierarchy for Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $)	Sep. 30, 2012	Dec. 31, 2011
Liabilities
Warrant liability	$ 1,599,493	$ 3,705,472
Significant Unobservable Inputs (Level 3)
Liabilities
Warrant liability	$ 1,599,493	$ 3,705,472